Income Taxes (Details 2)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Reconciliations of federal statutory income tax rate and Company's effective income tax rate:
Statutory income tax rate	35.00%	35.00%	35.00%
State and local taxes	2.80%	2.20%	3.20%
U.S. tax on foreign income, net	1.80%		6.40%
Foreign tax credit carryforwards			(6.00%)
Valuation allowance	(0.60%)	0.80%	(1.50%)
Foreign income taxes	(1.00%)	0.50%	(0.40%)
Deductible dividend	(0.50%)	(0.70%)	(1.20%)
Other, net	(0.80%)	(0.60%)	0.30%
Effective income tax rate	36.70%	37.20%	35.80%